MAIN-STATSUP-2

Statutory Prospectus Supplement dated July 14, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares of the Fund listed below:

Invesco Multi-Asset Income Fund

The following information replaces in its entirety the seventh paragraph appearing under the heading “Fund Summary – Principal Investment Strategies of the Fund”:

“The Fund also can make investments in the securities of MLPs. The MLPs in which the Fund invests are publicly traded partnerships or limited liability companies engaged, among other things, in the transportation, storage, processing, refining, marketing, exploration, production and mining of minerals and natural resources. The Fund may invest in securities of MLPs of all capitalization sizes. The Fund may also invest in exchange-traded notes (ETNs) that provide exposure to MLPs.”

The following information is added under the heading “Fund Summary – Principal Risks of Investing in the Fund”:

“Exchange-Traded Notes Risk. Exchange-traded notes are subject to credit risk, counterparty risk, and the risk that the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political, or geographic events that affect the referenced underlying market or assets. The Fund will bear its proportionate share of any fees and expenses borne by an exchange-traded note in which it invests. For certain exchange-traded notes, there may be restrictions on the Fund’s right to redeem its investment, which is meant to be held until maturity.”

The following information replaces in its entirety the eighth paragraph appearing under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s) and Strategies”:

“The Fund also can make investments in the securities of MLPs. The MLPs in which the Fund invests are publicly traded partnerships or limited liability companies engaged, among other things, in the transportation, storage, processing, refining, marketing, exploration, production and mining of minerals and natural resources. MLPs are partnerships the interests of which are registered with the Securities and Exchange Commission and are able to trade on public securities exchanges like shares of a corporation. The Fund may invest in securities of MLPs of all capitalization sizes. The Fund may also invest in ETNs that provide exposure to MLPs. ETNs are senior, unsecured, unsubordinated debt securities issued by a bank or other sponsor, the returns of which are linked to the performance of a particular market, benchmark or strategy. ETNs are traded on an exchange; however, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s market, benchmark or strategy factor.”

The following information is added under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Risks”:

“Exchange-Traded Notes Risk. Exchange- traded notes are subject to the credit risk of the issuer, and the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or assets remaining unchanged. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political, or geographic events that affect the referenced underlying market or assets. Exchange-traded notes are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund. When the Fund invests in exchange-traded notes it will bear its proportionate share of any fees and expenses borne by the exchange-traded note. For certain exchange-traded notes, there may be restrictions on the Fund’s right to redeem its investment in an exchange-traded note, which is meant to be held until maturity.”

MAIN-STATSUP-2

AIF-STATSUP-6

Statutory Prospectus Supplement dated July 14, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares, as applicable, of the Funds listed below:

Invesco Balanced-Risk Allocation Fund

Invesco Balanced-Risk Commodity Strategy Fund

Invesco Developing Markets Fund

Invesco Emerging Markets Equity Fund

Invesco Emerging Markets Flexible Bond Fund

Invesco Endeavor Fund

Invesco Global Infrastructure Fund

Invesco Greater China Fund Invesco Macro Allocation Strategy Fund Invesco MLP Fund Invesco Multi-Asset Income Fund Invesco Pacific Growth Fund Invesco Select Companies Fund Invesco World Bond Fund

The following information replaces in its entirety the seventh paragraph appearing under the heading “Fund Summaries – Invesco Multi-Asset Income Fund – Principal Investment Strategies of the Fund”:

“The Fund also can make investments in the securities of MLPs. The MLPs in which the Fund invests are publicly traded partnerships or limited liability companies engaged, among other things, in the transportation, storage, processing, refining, marketing, exploration, production and mining of minerals and natural resources. The Fund may invest in securities of MLPs of all capitalization sizes. The Fund may also invest in exchange-traded notes (ETNs) that provide exposure to MLPs.”

The following information is added under the heading “Fund Summaries – Invesco Multi-Asset Income Fund – Principal Risks of Investing in the Fund”:

“Exchange-Traded Notes Risk. Exchange-traded notes are subject to credit risk, counterparty risk, and the risk that the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political, or geographic events that affect the referenced underlying market or assets. The Fund will bear its proportionate share of any fees and expenses borne by an exchange-traded note in which it invests. For certain exchange-traded notes, there may be restrictions on the Fund’s right to redeem its investment, which is meant to be held until maturity.”

The following information replaces in its entirety the eighth paragraph appearing under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Invesco Multi-Asset Income Fund – Objective(s) and Strategies”:

“The Fund also can make investments in the securities of MLPs. The MLPs in which the Fund invests are publicly traded partnerships or limited liability companies engaged, among other things, in the transportation, storage, processing, refining, marketing, exploration, production and mining of minerals and natural resources. MLPs are partnerships the interests of which are registered with the Securities and Exchange Commission and are able to trade on public securities exchanges like shares of a corporation. The Fund may invest in securities of MLPs of all capitalization sizes. The Fund may also invest in ETNs that provide exposure to MLPs. ETNs are senior, unsecured, unsubordinated debt securities issued by a bank or other sponsor, the returns of which are linked to the performance of a particular market, benchmark or strategy. ETNs are traded on an exchange; however, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s market, benchmark or strategy factor.”

AIF-STATSUP-6

The following information is added under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Invesco Multi-Asset Income Fund – Risks”:

“Exchange-Traded Notes Risk. Exchange- traded notes are subject to the credit risk of the issuer, and the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or assets remaining unchanged. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political, or geographic events that affect the referenced underlying market or assets. Exchange-traded notes are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund. When the Fund invests in exchange-traded notes it will bear its proportionate share of any fees and expenses borne by the exchange-traded note. For certain exchange-traded notes, there may be restrictions on the Fund’s right to redeem its investment in an exchange-traded note, which is meant to be held until maturity.”